Intangible Assets, Net	12 Months Ended
Dec. 31, 2019
Intangible Assets, Net (Excluding Goodwill) [Abstract]
INTANGIBLE ASSETS, NET
8.	INTANGIBLE ASSETS, NET

Intangible assets as of December 31, 2019 and 2018 consist of the following:

	2019	2018
Software copyright	$1,673,830	$1,698,359
Patent and others	2,975,905	3,019,516
Total intangible assets	$4,649,735	4,717,875

Less: Accumulated amortization	(1,541,480)	(1,564,070)
Less: Impairment loss	(3,108,255)	(3,153,805)
Intangible assets, net	$-	$-

Amortization expense from the Company's continuing operations was $0, $359,701 and $353,971 for the years ended December 31, 2019, 2018, and 2017, respectively.

The Company recorded impairment on its intangible assets from its continuing operations $0, $3,281,779 and $0 for the years ended December 31, 2019, 2018 and 2017, respectively. During the year ended December 31, 2018, as a result of lower-than-expected revenue performance of the Company, management determined not to further update and maintain its software copyright and patent for the therapy products of sleep respiratory business. The unamortized software copyright and patent and others of $3,281,779 were fully impaired.